SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years		5 years
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	93,298,686	80,440,215	66,993,116	48,473,561
Marketing and Advertising Expense (in Dollars)			$ 128,007	$ 237,249
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Cash, FDIC Insured Amount (in Dollars)			$ 250,000